Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000253472 | 92206C870 | Vanguard Intermediate-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000253472 | 464288638 | iShares Intermediate Credit Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253472 | 78464A375 | SPDR Portfolio Intermediate Term Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253472 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253472 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253472 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253472 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253472 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253472 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253472 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253472 | Financials020002101
Holdings [Line Items]
Percent of Total Investments	58.00%
C000253472 | Real Estate57164PAF3
Holdings [Line Items]
Percent of Total Investments	0.50%
C000253472 | Materials00790RAB0
Holdings [Line Items]
Percent of Total Investments	19.00%
C000253472 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	22.50%
C000253472 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253472 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253472 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253472 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253472 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253472 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253472 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000253472 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000253472 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000253472 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000253472 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253472 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000253472 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000253469 | 92206C870 | Vanguard Intermediate-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000253469 | 464288638 | iShares Intermediate Credit Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253469 | 78464A375 | SPDR Portfolio Intermediate Term Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253469 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253469 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253469 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253469 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253469 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253469 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253469 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253469 | Financials020002101
Holdings [Line Items]
Percent of Total Investments	58.00%
C000253469 | Real Estate57164PAF3
Holdings [Line Items]
Percent of Total Investments	0.50%
C000253469 | Materials00790RAB0
Holdings [Line Items]
Percent of Total Investments	19.00%
C000253469 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	22.50%
C000253469 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253469 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253469 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253469 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253469 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253469 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253469 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000253469 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000253469 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000253469 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000253469 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253469 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000253469 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000253471 | 92206C870 | Vanguard Intermediate-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000253471 | 464288638 | iShares Intermediate Credit Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253471 | 78464A375 | SPDR Portfolio Intermediate Term Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253471 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253471 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253471 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253471 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253471 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253471 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253471 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253471 | Financials020002101
Holdings [Line Items]
Percent of Total Investments	58.00%
C000253471 | Real Estate57164PAF3
Holdings [Line Items]
Percent of Total Investments	0.50%
C000253471 | Materials00790RAB0
Holdings [Line Items]
Percent of Total Investments	19.00%
C000253471 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	22.50%
C000253471 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253471 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253471 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253471 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253471 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253471 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253471 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000253471 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000253471 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000253471 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000253471 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253471 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000253471 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000253470 | 92206C870 | Vanguard Intermediate-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000253470 | 464288638 | iShares Intermediate Credit Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253470 | 78464A375 | SPDR Portfolio Intermediate Term Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253470 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253470 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253470 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253470 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253470 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253470 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253470 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253470 | Financials020002101
Holdings [Line Items]
Percent of Total Investments	58.00%
C000253470 | Real Estate57164PAF3
Holdings [Line Items]
Percent of Total Investments	0.50%
C000253470 | Materials00790RAB0
Holdings [Line Items]
Percent of Total Investments	19.00%
C000253470 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	22.50%
C000253470 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253470 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253470 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253470 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253470 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253470 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253470 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000253470 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000253470 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000253470 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000253470 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253470 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000253470 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000253473 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000253473 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253473 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253473 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253473 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253473 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253473 | 742718109 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253473 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253473 | 126650100 | CVS Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253473 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253473 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253473 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253473 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000253473 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253473 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000253473 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253473 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000253473 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000253473 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253473 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000253473 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000253473 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000253473 | Technology00971T101
Holdings [Line Items]
Percent of Total Investments	98.10%
C000253473 | Equities464287598
Holdings [Line Items]
Percent of Total Investments	1.90%
C000253474 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000253474 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253474 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253474 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253474 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253474 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253474 | 742718109 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253474 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253474 | 126650100 | CVS Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253474 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253474 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253474 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253474 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000253474 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253474 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000253474 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253474 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000253474 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000253474 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253474 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000253474 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000253474 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000253474 | Technology00971T101
Holdings [Line Items]
Percent of Total Investments	98.10%
C000253474 | Equities464287598
Holdings [Line Items]
Percent of Total Investments	1.90%
C000253476 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000253476 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253476 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253476 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253476 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253476 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253476 | 742718109 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253476 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253476 | 126650100 | CVS Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253476 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253476 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253476 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253476 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000253476 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253476 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000253476 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253476 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000253476 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000253476 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253476 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000253476 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000253476 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000253476 | Technology00971T101
Holdings [Line Items]
Percent of Total Investments	98.10%
C000253476 | Equities464287598
Holdings [Line Items]
Percent of Total Investments	1.90%
C000253475 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000253475 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253475 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253475 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253475 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253475 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253475 | 742718109 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253475 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253475 | 126650100 | CVS Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253475 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253475 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253475 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253475 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000253475 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253475 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000253475 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253475 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000253475 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000253475 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253475 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000253475 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000253475 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000253475 | Technology00971T101
Holdings [Line Items]
Percent of Total Investments	98.10%
C000253475 | Equities464287598
Holdings [Line Items]
Percent of Total Investments	1.90%
C000249826 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000249826 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000249826 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000249826 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249826 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249826 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249826 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249826 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249826 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249826 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249826 | Financials020002101
Holdings [Line Items]
Percent of Total Investments	98.00%
C000249826 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	2.00%
C000249826 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249826 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249826 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249826 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249826 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000249826 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249826 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000249826 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000249826 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000249826 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000249826 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000249826 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000249827 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000249827 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000249827 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000249827 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249827 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249827 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249827 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249827 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249827 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249827 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249827 | Financials020002101
Holdings [Line Items]
Percent of Total Investments	98.00%
C000249827 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	2.00%
C000249827 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249827 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249827 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249827 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249827 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000249827 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249827 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000249827 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000249827 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000249827 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000249827 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000249827 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000249825 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000249825 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000249825 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000249825 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249825 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249825 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249825 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249825 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249825 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249825 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249825 | Financials020002101
Holdings [Line Items]
Percent of Total Investments	98.00%
C000249825 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	2.00%
C000249825 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249825 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249825 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249825 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249825 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000249825 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249825 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000249825 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000249825 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000249825 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000249825 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000249825 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000249828 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000249828 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000249828 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000249828 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249828 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249828 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249828 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249828 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249828 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249828 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249828 | Financials020002101
Holdings [Line Items]
Percent of Total Investments	98.00%
C000249828 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	2.00%
C000249828 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249828 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249828 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249828 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249828 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000249828 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249828 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000249828 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000249828 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000249828 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000249828 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000249828 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000253484 | 74935Q107 | RB Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253484 | 115236101 | Brown & Brown, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253484 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253484 | 526107107 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253484 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253484 | 254709108 | Discover Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253484 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253484 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253484 | 256163106 | DocuSign, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253484 | 88262P102 | Texas Pacific Land Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253484 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253484 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253484 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253484 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253484 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253484 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253484 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000253484 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000253484 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253484 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000253484 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000253484 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000253484 | Industrials000360206
Holdings [Line Items]
Percent of Total Investments	98.00%
C000253484 | Equities464287481
Holdings [Line Items]
Percent of Total Investments	2.00%
C000253483 | 74935Q107 | RB Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253483 | 115236101 | Brown & Brown, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253483 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253483 | 526107107 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253483 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253483 | 254709108 | Discover Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253483 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253483 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253483 | 256163106 | DocuSign, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253483 | 88262P102 | Texas Pacific Land Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253483 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253483 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253483 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253483 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253483 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253483 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253483 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000253483 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000253483 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253483 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000253483 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000253483 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000253483 | Industrials000360206
Holdings [Line Items]
Percent of Total Investments	98.00%
C000253483 | Equities464287481
Holdings [Line Items]
Percent of Total Investments	2.00%
C000253481 | 74935Q107 | RB Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253481 | 115236101 | Brown & Brown, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253481 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253481 | 526107107 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253481 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253481 | 254709108 | Discover Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253481 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253481 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253481 | 256163106 | DocuSign, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253481 | 88262P102 | Texas Pacific Land Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253481 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253481 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253481 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253481 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253481 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253481 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253481 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000253481 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000253481 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253481 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000253481 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000253481 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000253481 | Industrials000360206
Holdings [Line Items]
Percent of Total Investments	98.00%
C000253481 | Equities464287481
Holdings [Line Items]
Percent of Total Investments	2.00%
C000253482 | 74935Q107 | RB Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253482 | 115236101 | Brown & Brown, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253482 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253482 | 526107107 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253482 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253482 | 254709108 | Discover Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253482 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253482 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253482 | 256163106 | DocuSign, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253482 | 88262P102 | Texas Pacific Land Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253482 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253482 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253482 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253482 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253482 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253482 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253482 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000253482 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000253482 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253482 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000253482 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000253482 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000253482 | Industrials000360206
Holdings [Line Items]
Percent of Total Investments	98.00%
C000253482 | Equities464287481
Holdings [Line Items]
Percent of Total Investments	2.00%
C000253488 | 912797NY9 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000253488 | 636180101 | National Fuel Gas Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253488 | 02209S103 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253488 | 00206R102 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253488 | 879433829 | Telephone & Data Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253488 | 26441C204 | Duke Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253488 | 92343V104 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253488 | 380237107 | GoDaddy, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253488 | 842587107 | Southern Company (The)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253488 | 448947507 | IDT Corporation, Class B
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253488 | Marshall Islands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000253488 | Panama
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000253488 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253488 | Liberia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253488 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253488 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253488 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000253488 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000253488 | United States
Holdings [Line Items]
Percent of Net Asset Value	80.80%
C000253488 | Industrials88579Y101
Holdings [Line Items]
Percent of Total Investments	68.40%
C000253488 | U.S. Treasury Obligations912797NY9
Holdings [Line Items]
Percent of Total Investments	31.60%
C000253485 | 912797NY9 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000253485 | 636180101 | National Fuel Gas Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253485 | 02209S103 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253485 | 00206R102 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253485 | 879433829 | Telephone & Data Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253485 | 26441C204 | Duke Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253485 | 92343V104 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253485 | 380237107 | GoDaddy, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253485 | 842587107 | Southern Company (The)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253485 | 448947507 | IDT Corporation, Class B
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253485 | Marshall Islands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000253485 | Panama
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000253485 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253485 | Liberia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253485 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253485 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253485 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000253485 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000253485 | United States
Holdings [Line Items]
Percent of Net Asset Value	80.80%
C000253485 | Industrials88579Y101
Holdings [Line Items]
Percent of Total Investments	68.40%
C000253485 | U.S. Treasury Obligations912797NY9
Holdings [Line Items]
Percent of Total Investments	31.60%
C000253487 | 912797NY9 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000253487 | 636180101 | National Fuel Gas Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253487 | 02209S103 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253487 | 00206R102 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253487 | 879433829 | Telephone & Data Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253487 | 26441C204 | Duke Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253487 | 92343V104 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253487 | 380237107 | GoDaddy, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253487 | 842587107 | Southern Company (The)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253487 | 448947507 | IDT Corporation, Class B
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253487 | Marshall Islands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000253487 | Panama
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000253487 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253487 | Liberia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253487 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253487 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253487 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000253487 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000253487 | United States
Holdings [Line Items]
Percent of Net Asset Value	80.80%
C000253487 | Industrials88579Y101
Holdings [Line Items]
Percent of Total Investments	68.40%
C000253487 | U.S. Treasury Obligations912797NY9
Holdings [Line Items]
Percent of Total Investments	31.60%
C000253486 | 912797NY9 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000253486 | 636180101 | National Fuel Gas Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253486 | 02209S103 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253486 | 00206R102 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253486 | 879433829 | Telephone & Data Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253486 | 26441C204 | Duke Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253486 | 92343V104 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253486 | 380237107 | GoDaddy, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253486 | 842587107 | Southern Company (The)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253486 | 448947507 | IDT Corporation, Class B
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253486 | Marshall Islands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000253486 | Panama
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000253486 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253486 | Liberia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253486 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253486 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253486 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000253486 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000253486 | United States
Holdings [Line Items]
Percent of Net Asset Value	80.80%
C000253486 | Industrials88579Y101
Holdings [Line Items]
Percent of Total Investments	68.40%
C000253486 | U.S. Treasury Obligations912797NY9
Holdings [Line Items]
Percent of Total Investments	31.60%
C000253490 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253490 | 912797NY9 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253490 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253490 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253490 | 925652109 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253490 | 756109104 | Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253490 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253490 | 74460D109 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253490 | 053484101 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253490 | 29476L107 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253490 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	101.60%
C000253490 | U.S. Treasury Obligations912797NY9
Holdings [Line Items]
Percent of Total Investments	3.60%
C000253490 | Real Estate008492100
Holdings [Line Items]
Percent of Total Investments	96.40%
C000253490 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253492 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253492 | 912797NY9 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253492 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253492 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253492 | 925652109 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253492 | 756109104 | Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253492 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253492 | 74460D109 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253492 | 053484101 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253492 | 29476L107 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253492 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	101.60%
C000253492 | U.S. Treasury Obligations912797NY9
Holdings [Line Items]
Percent of Total Investments	3.60%
C000253492 | Real Estate008492100
Holdings [Line Items]
Percent of Total Investments	96.40%
C000253492 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253489 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253489 | 912797NY9 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253489 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253489 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253489 | 925652109 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253489 | 756109104 | Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253489 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253489 | 74460D109 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253489 | 053484101 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253489 | 29476L107 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253489 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	101.60%
C000253489 | U.S. Treasury Obligations912797NY9
Holdings [Line Items]
Percent of Total Investments	3.60%
C000253489 | Real Estate008492100
Holdings [Line Items]
Percent of Total Investments	96.40%
C000253489 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253491 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253491 | 912797NY9 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253491 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253491 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253491 | 925652109 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253491 | 756109104 | Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253491 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253491 | 74460D109 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253491 | 053484101 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253491 | 29476L107 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253491 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	101.60%
C000253491 | U.S. Treasury Obligations912797NY9
Holdings [Line Items]
Percent of Total Investments	3.60%
C000253491 | Real Estate008492100
Holdings [Line Items]
Percent of Total Investments	96.40%
C000253491 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253495 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253495 | 14149Y108 | Cardinal Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253495 | 91529Y106 | Unum Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253495 | 670837103 | OGE Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253495 | 759509102 | Reliance Steel & Aluminum Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253495 | 09061G101 | BioMarin Pharmaceutical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253495 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253495 | 637417106 | National Retail Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253495 | 76169C100 | Rexford Industrial Realty, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253495 | 02665T306 | American Homes 4 Rent, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253495 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253495 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000253495 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253495 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000253495 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000253495 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253495 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000253495 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000253495 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253495 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000253495 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253495 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000253495 | Industrials000957100
Holdings [Line Items]
Percent of Total Investments	99.60%
C000253495 | Equities464287473
Holdings [Line Items]
Percent of Total Investments	0.40%
C000253495 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253494 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253494 | 14149Y108 | Cardinal Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253494 | 91529Y106 | Unum Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253494 | 670837103 | OGE Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253494 | 759509102 | Reliance Steel & Aluminum Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253494 | 09061G101 | BioMarin Pharmaceutical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253494 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253494 | 637417106 | National Retail Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253494 | 76169C100 | Rexford Industrial Realty, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253494 | 02665T306 | American Homes 4 Rent, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253494 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253494 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000253494 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253494 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000253494 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000253494 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253494 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000253494 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000253494 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253494 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000253494 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253494 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000253494 | Industrials000957100
Holdings [Line Items]
Percent of Total Investments	99.60%
C000253494 | Equities464287473
Holdings [Line Items]
Percent of Total Investments	0.40%
C000253494 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253493 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253493 | 14149Y108 | Cardinal Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253493 | 91529Y106 | Unum Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253493 | 670837103 | OGE Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253493 | 759509102 | Reliance Steel & Aluminum Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253493 | 09061G101 | BioMarin Pharmaceutical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253493 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253493 | 637417106 | National Retail Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253493 | 76169C100 | Rexford Industrial Realty, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253493 | 02665T306 | American Homes 4 Rent, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253493 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253493 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000253493 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253493 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000253493 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000253493 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253493 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000253493 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000253493 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253493 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000253493 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253493 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000253493 | Industrials000957100
Holdings [Line Items]
Percent of Total Investments	99.60%
C000253493 | Equities464287473
Holdings [Line Items]
Percent of Total Investments	0.40%
C000253493 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253496 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253496 | 14149Y108 | Cardinal Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253496 | 91529Y106 | Unum Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253496 | 670837103 | OGE Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253496 | 759509102 | Reliance Steel & Aluminum Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253496 | 09061G101 | BioMarin Pharmaceutical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253496 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253496 | 637417106 | National Retail Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253496 | 76169C100 | Rexford Industrial Realty, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253496 | 02665T306 | American Homes 4 Rent, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253496 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253496 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000253496 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253496 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000253496 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000253496 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253496 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000253496 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000253496 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253496 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000253496 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253496 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000253496 | Industrials000957100
Holdings [Line Items]
Percent of Total Investments	99.60%
C000253496 | Equities464287473
Holdings [Line Items]
Percent of Total Investments	0.40%
C000253496 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253500 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253500 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253500 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253500 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253500 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253500 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253500 | 742718109 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253500 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253500 | 126650100 | CVS Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253500 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253500 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253500 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000253500 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253500 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253500 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253500 | France
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253500 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253500 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253500 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253500 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253500 | Industrials88579Y101
Holdings [Line Items]
Percent of Total Investments	99.40%
C000253500 | Equities464287465
Holdings [Line Items]
Percent of Total Investments	0.60%
C000253498 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253498 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253498 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253498 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253498 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253498 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253498 | 742718109 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253498 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253498 | 126650100 | CVS Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253498 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253498 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253498 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000253498 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253498 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253498 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253498 | France
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253498 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253498 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253498 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253498 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253498 | Industrials88579Y101
Holdings [Line Items]
Percent of Total Investments	99.40%
C000253498 | Equities464287465
Holdings [Line Items]
Percent of Total Investments	0.60%
C000253499 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253499 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253499 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253499 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253499 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253499 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253499 | 742718109 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253499 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253499 | 126650100 | CVS Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253499 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253499 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253499 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000253499 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253499 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253499 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253499 | France
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253499 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253499 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253499 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253499 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253499 | Industrials88579Y101
Holdings [Line Items]
Percent of Total Investments	99.40%
C000253499 | Equities464287465
Holdings [Line Items]
Percent of Total Investments	0.60%
C000253497 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253497 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253497 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253497 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253497 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253497 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253497 | 742718109 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253497 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253497 | 126650100 | CVS Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253497 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253497 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253497 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000253497 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253497 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253497 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253497 | France
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253497 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253497 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253497 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253497 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253497 | Industrials88579Y101
Holdings [Line Items]
Percent of Total Investments	99.40%
C000253497 | Equities464287465
Holdings [Line Items]
Percent of Total Investments	0.60%